Private Placement (Details) - Private Placement Warrants [Member] - USD ($)		12 Months Ended
	Jun. 20, 2024	Dec. 31, 2025
Private Placement [Line Items]
Exercise price (in Dollars per share)		$ 1
Aggregate private placement (in Dollars)		$ 5,000,000
Warrants issued	5,000,000	5,000,000
Threshold period for not to transfer, assign or sell any of their warrants after the completion of the initial business combination	30 days	30 days
Warrants expiry term	5 years	5 years
Sponsor [Member]
Private Placement [Line Items]
Warrants issued	3,500,000	3,500,000
Representatives [Member]
Private Placement [Line Items]
Warrants issued	1,500,000
Initial Public Offering [Member] | Sponsor [Member]
Private Placement [Line Items]
Number of warrants sold	5,000,000
Exercise price (in Dollars per share)	$ 1
Aggregate private placement (in Dollars)	$ 5,000,000
Representatives [Member]
Private Placement [Line Items]
Warrants issued		1,500,000
Representatives [Member] | Sponsor [Member]
Private Placement [Line Items]
Warrants issued		5,000,000
Class A Ordinary Share [Member]
Private Placement [Line Items]
Exercise price (in Dollars per share)		$ 11.5
Number of securities called by each warrant		1
Class A Ordinary Share [Member] | Initial Public Offering [Member] | Representatives [Member]
Private Placement [Line Items]
Exercise price (in Dollars per share)	$ 11.5
Number of securities called by each warrant	1